Expense Example, No Redemption - DELAWARE GROUP EQUITY FUNDS IV - A, C, R, and Institutional - C	Mar. 31, 2026 USD ($)
Nomura Asset Strategy Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 190
Expense Example, No Redemption, 3 Years	588
Expense Example, No Redemption, 5 Years	1,011
Expense Example, No Redemption, 10 Years	2,190
Nomura Balanced Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	176
Expense Example, No Redemption, 3 Years	570
Expense Example, No Redemption, 5 Years	990
Expense Example, No Redemption, 10 Years	2,159
Nomura Core Equity Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	177
Expense Example, No Redemption, 3 Years	552
Expense Example, No Redemption, 5 Years	952
Expense Example, No Redemption, 10 Years	2,071
Nomura Global Growth Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	188
Expense Example, No Redemption, 3 Years	623
Expense Example, No Redemption, 5 Years	1,085
Expense Example, No Redemption, 10 Years	2,363
Nomura International Core Equity Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	179
Expense Example, No Redemption, 3 Years	615
Expense Example, No Redemption, 5 Years	1,077
Expense Example, No Redemption, 10 Years	2,356
Nomura Large Cap Growth Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	167
Expense Example, No Redemption, 3 Years	536
Expense Example, No Redemption, 5 Years	930
Expense Example, No Redemption, 10 Years	2,033
Nomura Mid Cap Growth Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	182
Expense Example, No Redemption, 3 Years	605
Expense Example, No Redemption, 5 Years	1,054
Expense Example, No Redemption, 10 Years	2,301
Nomura Mid Cap Income Opportunities Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	185
Expense Example, No Redemption, 3 Years	618
Expense Example, No Redemption, 5 Years	1,078
Expense Example, No Redemption, 10 Years	2,351
Nomura Smid Cap Core Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	190
Expense Example, No Redemption, 3 Years	640
Expense Example, No Redemption, 5 Years	1,116
Expense Example, No Redemption, 10 Years	2,432
Nomura Small Cap Growth Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	188
Expense Example, No Redemption, 3 Years	623
Expense Example, No Redemption, 5 Years	1,085
Expense Example, No Redemption, 10 Years	2,363
Nomura Systematic Emerging Markets Equity Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	181
Expense Example, No Redemption, 3 Years	658
Expense Example, No Redemption, 5 Years	1,162
Expense Example, No Redemption, 10 Years	2,548
Nomura Climate Solutions Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	202
Expense Example, No Redemption, 3 Years	703
Expense Example, No Redemption, 5 Years	1,231
Expense Example, No Redemption, 10 Years	2,677
Nomura Natural Resources Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	198
Expense Example, No Redemption, 3 Years	675
Expense Example, No Redemption, 5 Years	1,178
Expense Example, No Redemption, 10 Years	2,562
Nomura Real Estate Securities Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	186
Expense Example, No Redemption, 3 Years	709
Expense Example, No Redemption, 5 Years	1,258
Expense Example, No Redemption, 10 Years	2,758
Nomura Science and Technology Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	194
Expense Example, No Redemption, 3 Years	602
Expense Example, No Redemption, 5 Years	1,036
Expense Example, No Redemption, 10 Years	2,242
Nomura Global Bond Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	170
Expense Example, No Redemption, 3 Years	575
Expense Example, No Redemption, 5 Years	1,005
Expense Example, No Redemption, 10 Years	2,203
Nomura High Income Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	165
Expense Example, No Redemption, 3 Years	538
Expense Example, No Redemption, 5 Years	937
Expense Example, No Redemption, 10 Years	$ 2,052